Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
REVENUES
Room rentals and other hotel services	$ 16,715	$ 17,296	$ 29,488	$ 30,015
EXPENSES
Hotel and property operations	12,384	12,011	23,548	22,371
Depreciation and amortization	1,730	1,750	3,523	3,415
General and administrative	980	921	2,039	2,014
Acquisition and termination expense	28	162	49	162
Total expenses	15,122	14,844	29,159	27,962
EARNINGS BEFORE NET LOSS ON DISPOSITIONS OF ASSETS, OTHER INCOME, INTEREST EXPENSE AND INCOME TAXES	1,593	2,452	329	2,053
Net loss on dispositions of assets	(8)	(2)	(37)	(5)
Other income (loss)	2,131	872	1,834	(341)
Interest expense	(1,509)	(1,443)	(3,018)	(2,959)
Loss on debt extinguishment	(117)	(38)	(208)	(50)
Impairment	0	(2,735)	0	(2,470)
EARNINGS (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	2,090	(894)	(1,100)	(3,772)
Income tax expense	0	398	0	34
EARNINGS (LOSS) FROM CONTINUING OPERATIONS	2,090	(1,292)	(1,100)	(3,806)
Gain (loss) from discontinued operations, net of tax	288	3,732	(587)	2,275
NET EARNINGS (LOSS)	2,378	2,440	(1,687)	(1,531)
Earnings (loss) attributable to noncontrolling interest	(4)	(8)	3	(2)
NET EARNINGS (LOSS) ATTRIBUTABLE TO CONTROLLING INTERESTS	2,374	2,432	(1,684)	(1,533)
Preferred stock dividends	(837)	(837)	(1,674)	(1,494)
NET EARNINGS (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 1,537	$ 1,595	$ (3,358)	$ (3,027)
NET EARNINGS (LOSS) PER COMMON SHARE-BASIC AND DILUTED
EPS from continuing operations - Basic	$ 0.43	$ (0.74)	$ (0.96)	$ (1.84)
EPS from discontinued operations - Basic	$ 0.10	$ 1.29	$ (0.20)	$ 0.79
EPS Basic	$ 0.53	$ 0.55	$ (1.16)	$ (1.05)
EPS Diluted	$ (0.02)	$ 0.55	$ (1.16)	$ (1.05)